Employee Benefits - Summary of Change in Present Value of Defined Obligation (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at the beginning of the year	₨ (1,042)
Current service cost	1,782	₨ 1,434	₨ 1,525
Interest on obligation	63	25	7
Remeasurement loss/(gains)
Actuarial loss arising from financial assumptions	(749)	(73)	296
Actuarial loss/(gain) arising from demographic assumptions	(227)	40	54
Defined benefit obligation at the end of the year	(2,930)	(1,042)
Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at the beginning of the year	10,485	8,654
Acquisitions	229	1,094
Current service cost	1,782	1,434
Interest on obligation	652	583
Benefits paid	(1,123)	(1,047)
Remeasurement loss/(gains)
Actuarial loss arising from financial assumptions	749	73
Actuarial loss/(gain) arising from demographic assumptions	227	(40)
Actuarial loss/(gain) arising from experience adjustments	194	(266)
Translation adjustment	270
Defined benefit obligation at the end of the year	₨ 13,465	₨ 10,485	₨ 8,654